SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details)	12 Months Ended
Jun. 30, 2018
Laboratory equipment | Minimum
Property Plant and Equipment
Estimated useful lives (in years)	3 years
Laboratory equipment | Maximum
Property Plant and Equipment
Estimated useful lives (in years)	5 years
Computer equipment
Property Plant and Equipment
Estimated useful lives (in years)	3 years
Office equipment | Minimum
Property Plant and Equipment
Estimated useful lives (in years)	3 years
Office equipment | Maximum
Property Plant and Equipment
Estimated useful lives (in years)	5 years
Leasehold improvements | Minimum
Property Plant and Equipment
Lease term (in years)	1 year
Leasehold improvements | Maximum
Property Plant and Equipment
Lease term (in years)	3 years